Subsequent event - Additional Information (Detail) £ in Thousands, ₨ in Millions, $ in Millions	1 Months Ended
	Jun. 30, 2021 INR (₨)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 GBP (£)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Subsequent Events [Line Items]
Borrowings				$ 18,587.4	₨ 1,358,937.1		₨ 1,187,997.1	₨ 1,059,910.7
Subsequent Event [Member] | TML Holdings Pte Ltd [member]
Subsequent Events [Line Items]
Borrowings		$ 425.0	₨ 31,071.8
Borrowings, interest rate		4.35%	4.35%
Borrowings, maturity	2026
Revolving Credit Facility [Member] | Jaguar Land Rover [Member]
Subsequent Events [Line Items]
Revolving credit facility amount					₨ 132,002.9	£ 1,310,000
Unsecured Non Convertible Debentures [Member] | Issuance of Unsecured Non Convertible Debentures [Member]
Subsequent Events [Line Items]
Borrowings, maturity	2026
Proceeds from issuance of unsecured non convertible debentures	₨ 5,000.0
Coupon rate	6.60%